Regions Morgan Keegan Select Funds

Supplement dated October 31, 2008 to the Prospectus dated April 1, 2008, as supplemented on July 29, 2008 and October 15, 2008

The following supplements certain information contained in the above-dated Prospectus for Regions Morgan Keegan Select Fixed Income Fund (the “Fixed Income Fund”) and Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (the “Limited Maturity Fixed Income Fund”), each a series of Regions Morgan Keegan Select Funds. It should be retained and read in conjunction with the Prospectus.

The following information updates the disclosure in the “Portfolio Managers” section of the Prospectus referenced above:

Effective October 31, 2008, the references to Michael L. Smith and his biography are deleted. William C. Rice, Senior Vice President, Fixed Income Portfolio Manager and Research Analyst of Morgan Asset Management, Inc. (the “Adviser”), is replacing Michael L. Smith as a co-portfolio manager of the Fixed Income Fund. Scott M. Flurry, CFA will remain a co-portfolio manager of the Fixed Income Fund and will also serve as co-portfolio manager of the Limited Maturity Fixed Income Fund. George R. McCurdy, IV, CFA will become the other co-portfolio manager for the Limited Maturity Fixed Income Fund.

Consistent with the changes noted above, the table of Portfolio Manager(s) on page 84 of the Prospectus is revised as follows:

Fund	Portfolio Manager(s)
Fixed Income Fund	William C. Rice, CFA and Scott M. Flurry, CFA
Limited Maturity Fixed Income Fund	Scott M. Flurry, CFA and George R. McCurdy, IV, CFA

In the section of portfolio manager biographies that follow the table on page 86 of the Prospectus, the biography of William C. Rice is added as follows:

William C. Rice, CFA — Mr. Rice is a Senior Vice President, Fixed Income Portfolio Manager and Research Analyst of the Adviser. He has more than thirty years experience in investment management and research. From 2006 to present, Mr. Rice has served as a member of the Adviser’s taxable fixed-income team. He currently holds portfolio management and research analyst responsibilities. Mr. Rice joined AmSouth Bank in April 1984 as Portfolio Manager of AmSouth Bank's Investment Portfolio and was named Chief Investment Officer in 1995. As Chief Investment Officer, Mr. Rice was responsible for managing fixed-income assets representing a significant portion of the corporation's assets. This portfolio, comprised mostly of mortgage securities, ranged in value from $6 billion to $12 billion and included a variety of MBS, ABS, and CMBS securities both fixed and floating. From 1979 to 1984, Mr. Rice was a Senior Trust Investment Officer at a large regional banking institution where he managed fixed-income portfolios. From 1972 to 1979, Mr. Rice was a Fixed Income Trust Investment Officer at another large regional banking institution. Mr. Rice received a B.S. degree in Accounting and an M.B.A. from Auburn University. Mr. Rice is a CFA charter holder and a member of the CFA Society of Alabama.

Regions Morgan Keegan Select Funds
50 North Front Street
Memphis, TN 38103
800-366-7426

www.rmkfunds.com

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Regions Morgan Keegan Select Funds

Regions Morgan Keegan Select Mid Cap Growth Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Core Equity Fund
Regions Morgan Keegan Select Mid Cap Value Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

Supplement dated October 31, 2008 to the Statement of Additional Information dated April 1, 2008, as supplemented on July 29, 2008 (“SAI”)

The following updates certain information contained in the above-dated SAI for Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Core Equity Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund (collectively, the “Funds”), each a series of Regions Morgan Keegan Select Funds. It should be retained and read in conjunction with the SAI.

The following information supplements the disclosure in the “Trustees and Officers” section of the SAI for all Funds:

Effective October 31, 2008, Thomas R. Gamble has retired from Regions Financial Corporation and resigned as Vice President of the Funds. Therefore, all references to Thomas R. Gamble are hereby deleted.

The following information supplements the disclosure in the “Portfolio Managers” section of the SAI for Regions Morgan Keegan Select Fixed Income Fund (the “Fixed Income Fund”) and Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (the “Limited Maturity Fixed Income Fund”):

Effective October 31, 2008, the table and corresponding information provided for Michael L. Smith is deleted in its entirety. William C. Rice, Senior Vice President, Fixed Income Portfolio Manager and Research Analyst of Morgan Asset Management, Inc., is replacing Michael L. Smith as a co-portfolio manager of the Fixed Income Fund. Scott M. Flurry, CFA will remain a co-portfolio manager of the Fixed Income Fund and will also serve as co-portfolio manager of the Limited Maturity Fixed Income Fund. George R. McCurdy, IV, CFA will become the other co-portfolio manager for the Limited Maturity Fixed Income Fund.

The following table and corresponding information for William C. Rice, CFA is inserted. The information provided in the table below is as of September 30, 2008.

William C. Rice, CFA, Portfolio Manager for Fixed Income Fund:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Number of Accounts Managed	—	—	10
Number of Accounts Managed with Performance-Based Advisory Fees	—	—	—
Assets Managed	—	—	$1,033,171,000
Assets Managed with Performance-Based Advisory Fees	—	—	—

The dollar range of shares of the Fixed Income Fund managed by Mr. Rice and beneficially owned by him as of September 30, 2008 is:

Fixed Income Fund:	None

The dollar range of shares of the Limited Maturity Fixed Income Fund managed by Mr. Flurry and beneficially owned by him as of September 30, 2008 is:

Limited Maturity Fixed Income Fund:	None

The dollar range of shares of the Limited Maturity Fixed Income Fund managed by Mr. McCurdy and beneficially owned by him as of September 30, 2008 is:

Limited Maturity Fixed Income Fund:	None

Regions Morgan Keegan Select Funds
50 North Front Street
Memphis, TN 38103
800-366-7426

www.rmkfunds.com

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE